Capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Details of NCIB Share Repurchases
Details of share repurchases were as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Share repurchases (millions of U.S. dollars)	194	-	194	200

Shares repurchased (number in millions)	1.9	-	1.9	2.5

Share repurchases - average price per share in U.S. dollars	$99.71	-	$99.71	$81.45

Summary of dividend declared and paid	Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Dividends declared per common share	$0.445	$0.405	$0.890	$0.810

Dividends declared	217	200	433	400

Dividends reinvested	(7)	(6)	(14)	(12)

Dividends paid	210	194	419	388